Share-Based Compensation (Details 4) (Imaging Taiwan [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Imaging Taiwan [Member]
Number Shares, Balance	1,877,079	1,939,490
Number of Shares, Granted		567,689
Number of Shares, Vested	(699,967)	(601,129)
Number of Shares, Forfeited	(821,365)	(28,971)
Number Shares, Balance	355,747	1,877,079
Weighted Average Grant Date Fair Value, Balance	$ 0.72	$ 0.72
Weighted Average Grant Date Fair Value, Granted		$ 0.72
Weighted Average Grant Date Fair Value, Vested	$ 0.72	$ 0.72
Weighted Average Grant Date Fair Value, Forfeited	$ 0.72	$ 0.72
Weighted Average Grant Date Fair Value, Balance	$ 0.72	$ 0.72